Recapitalization	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Recapitalization
Recapitalization

Note 4 — Recapitalization

As outlined in Note 1, the Company consummated the Reverse Acquisition with VisionWave Technologies on July 14, 2025.

Pursuant to and in accordance with the terms set forth in the Merger Agreement, (a) Parent Merger Sub merged with and into Bannix, with Bannix continuing as the surviving entity (the “Parent Merger”), as a result of which, (i) Bannix became a wholly owned subsidiary of VW Holdings, and (ii) each issued and outstanding share of Bannix immediately prior to the effective time of the Parent Merger (the “Parent Merger Effective Time”) (other than shares of Bannix Common Stock that have been redeemed or are owned by Bannix or any of its direct or indirect subsidiaries as treasury shares and any Dissenting Parent Shares) was automatically cancelled in exchange for one share of common stock, par value $0.001 of VW Holdings, each Bannix Warrant automatically converted into one warrant to purchase shares of VW Holdings Common Stock on substantially the same terms and conditions and each Bannix Right automatically converted into the number of shares of VW Holdings Common Stock that would have been received by the holder of such Bannix Right if it had been converted upon the consummation of a Business Combination in accordance with Bannix’s organizational document and, (b) immediately following the consummation of the Parent Merger but on the same day, Company Merger Sub merged with and into Target, with Target continuing as the surviving entity (the “Company Merger” and, together with the Parent Merger, the “Mergers”), as a result of which, (i) Target became a wholly owned subsidiary of VW Holdings, and (ii) each issued and outstanding security of Target immediately prior to the effective time of the Company Merger (the “Company Merger Effective Time”) (other than any cancelled Shares or dissenting shares) were no longer be outstanding and were automatically cancelled in exchange for the issuance to the holder thereof of a substantially equivalent security of VW Holdings. The Mergers and the other transactions contemplated by the Merger Agreement are hereinafter referred to as the “Reverse Acquisition.”

The Merger Agreement contained representations, warranties and covenants of each of the parties thereto that are customary for transactions of this type, including, among others, covenants providing for (i) certain limitations on the operation of the parties’ respective businesses prior to consummation of the Business Combination, (ii) the parties’ efforts to satisfy conditions to consummation of the Business Combination, including by obtaining any necessary approvals from governmental agencies, (iii) prohibitions on the parties soliciting alternative transactions, (iv) VW Holdings preparing and filing a registration statement on Form S-4 with the Securities and Exchange Commission (the “SEC”) and taking certain other actions to obtain the requisite approval of Bannix’s stockholders to vote in favor of certain matters, including the adoption of the Merger Agreement and approval of the Business Combination, at a special meeting to be called for the approval of such matters, and (v) the protection of, and access to, confidential information of the parties. On May 5, 2025, the SEC declared the Company’s registration statement on Form S-4 to be effective.

As described in the Merger Agreement, VW Holdings has agreed to adopt an equity incentive plan

The Business Combination was accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, Bannix, who is the legal acquirer, was treated as the “acquired” company for financial reporting purposes and VisionWave Technologies Inc. was treated as the accounting acquirer. VisionWave Technologies Inc. has been determined to be the accounting acquirer based on evaluation of the following facts and circumstances under the redemption scenarios:

●	VisionWave Technologies Inc.’s existing stockholders had more than 69% of the voting interest of VW Holdings under both the no redemption and maximum redemption scenarios;

●	VisionWave Technologies Inc.’s senior management comprises the senior management of VW Holdings Inc.; the directors nominated by VisionWave Technologies represent the majority of the board of directors of VW Holdings Inc.;

●	VisionWave Technologies Inc.’s operations comprise the ongoing operations of VW Holdings Inc.

Accordingly, for accounting purposes, the Reverse Acquisition was treated as the equivalent of a capital transaction in which VisionWave technologies Inc. is issuing stock for the net assets of Bannix. The net assets of Bannix were stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Reverse Acquisition were those of VisionWave Technologies, Inc.

Transaction Proceeds

Upon closing of the Reverse Acquisition, the Company acquired cash of $1,169,746 as a result of the Reverse Acquisition, and paid total transaction costs of $1,145,900. The following table reconciles the elements of the Reverse Acquisition to the consolidated statements of cash flows and the consolidated statement of changes in stockholders’ deficit for the year ended September 30, 2025:

Cash-trust and cash, net of redemptions	$1,169,746
Less: transaction costs paid	(1,145,900)
Net payout in Reverse Acquisition	23,846

Less: Liabilities assumed	(7,370,764)
Less: Promissory note combined	(1,003,995)
Add: assets acquired	3,930
Reverse acquisition, net	$(8,346,983)

The number of shares of Common Stock issued immediately following the consummation of the Reverse Acquisition were:

Bannix Class A common stock, outstanding prior to the Reverse Acquisition	$2,623,666
Less: Redemption of Bannix Class A common stock	(83,342)
2,540,324
Bannix Class B common stock, outstanding prior to the Reverse Acquisition	—
Business Combination shares	2,540,324
Bannix public Rights converted to shares at closing	690,000
Bannix private Rights converted to shares at closing	40,600
VisionWave Technologies Inc. Shares	11,000,000
Common Stock immediately after the Reverse Acquisition	$14,270,924

The number of VisionWave Holdings’ shares was determined as follows:

	VisionWave Technologies Inc. Shares	VisionWave Holdings Inc. Shares after conversion ratio
Class A Common	2,722	2,540,324
Class B Common	—	—
Total	2,722	2,540,324

In exchange, each share of VisionWave Technologies was converted into 4,041 shares of the Company’s common stock.

Public and private placement warrants

The 6,900,000 public warrants issued at the time of Bannix’s initial public offering (the “Bannix IPO”), and 406,000 warrants issued in connection with private placement at the time of Bannix’s initial public offering remained outstanding and became warrants for the Company.

Note 4 — Recapitalization

As outlined in Note 1, the Company consummated the Reverse Acquisition with VisionWave Technologies on July 14, 2025.

Pursuant to and in accordance with the terms set forth in the Merger Agreement, (a) Parent Merger Sub merged with and into Bannix, with Bannix continuing as the surviving entity (the “Parent Merger”), as a result of which, (i) Bannix became a wholly owned subsidiary of VW Holdings, and (ii) each issued and outstanding share of Bannix immediately prior to the effective time of the Parent Merger (the “Parent Merger Effective Time”) (other than shares of Bannix Common Stock that have been redeemed or are owned by Bannix or any of its direct or indirect subsidiaries as treasury shares and any Dissenting Parent Shares) was automatically cancelled in exchange for one share of common stock, par value $0.001 of VW Holdings, each Bannix Warrant automatically converted into one warrant to purchase shares of VW Holdings Common Stock on substantially the same terms and conditions and each Bannix Right automatically converted into the number of shares of VW Holdings Common Stock that would have been received by the holder of such Bannix Right if it had been converted upon the consummation of a Business Combination in accordance with Bannix’s organizational document and, (b) immediately following the consummation of the Parent Merger but on the same day, Company Merger Sub merged with and into Target, with Target continuing as the surviving entity (the “Company Merger” and, together with the Parent Merger, the “Mergers”), as a result of which, (i) Target became a wholly owned subsidiary of VW Holdings, and (ii) each issued and outstanding security of Target immediately prior to the effective time of the Company Merger (the “Company Merger Effective Time”) (other than any cancelled Shares or dissenting shares) were no longer be outstanding and were automatically cancelled in exchange for the issuance to the holder thereof of a substantially equivalent security of VW Holdings. The Mergers and the other transactions contemplated by the Merger Agreement are hereinafter referred to as the “Reverse Acquisition.”

The Merger Agreement contained representations, warranties and covenants of each of the parties thereto that are customary for transactions of this type, including, among others, covenants providing for (i) certain limitations on the operation of the parties’ respective businesses prior to consummation of the Business Combination, (ii) the parties’ efforts to satisfy conditions to consummation of the Business Combination, including by obtaining any necessary approvals from governmental agencies, (iii) prohibitions on the parties soliciting alternative transactions, (iv) VW Holdings preparing and filing a registration statement on Form S-4 with the Securities and Exchange Commission (the “SEC”) and taking certain other actions to obtain the requisite approval of Bannix’s stockholders to vote in favor of certain matters, including the adoption of the Merger Agreement and approval of the Business Combination, at a special meeting to be called for the approval of such matters, and (v) the protection of, and access to, confidential information of the parties. On May 5, 2025, the SEC declared the Company’s registration statement on Form S-4 to be effective.

As described in the Merger Agreement, VW Holdings has agreed to adopt an equity incentive plan

The Business Combination was accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, Bannix, who is the legal acquirer, was treated as the “acquired” company for financial reporting purposes and VisionWave Technologies Inc. was treated as the accounting acquirer. VisionWave Technologies Inc. has been determined to be the accounting acquirer based on evaluation of the following facts and circumstances under the redemption scenarios:

●	VisionWave Technologies Inc.’s existing stockholders had more than 69% of the voting interest of VW Holdings under both the no redemption and maximum redemption scenarios;

●

VisionWave Technologies Inc.’s senior management comprises the senior management of VW Holdings Inc.; the directors nominated by VisionWave Technologies represent the majority of the board of directors of VW Holdings Inc.;

●	VisionWave Technologies Inc.’s operations comprises the ongoing operations of VW Holdings Inc.

Accordingly, for accounting purposes, the Reverse Acquisition was treated as the equivalent of a capital transaction in which VisionWave technologies Inc. is issuing stock for the net assets of Bannix. The net assets of Bannix were stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Reverse Acquisition were those of VisionWave Technologies, Inc.

Transaction Proceeds

Upon closing of the Reverse Acquisition, the Company acquired cash of $1,169,746 as a result of the Reverse Acquisition, and paid total transaction costs of $1,145,900. The following table reconciles the elements of the Reverse Acquisition to the consolidated statements of cash flows and the consolidated statement of changes in stockholders’ deficit for the year ended September 30, 2025:

Cash-trust and cash, net of redemptions	$1,169,746
Less: transaction costs paid	(1,145,900)
Net cash acquired in Reverse Acquisition	$23,846

Less: Liabilities assumed	(7,370,764)
Less: Promissory note assumed	(1,003,995)
Add: assets acquired	3,930
Net liabilities assumed in reverse acquisition	$(8,346,983)

The number of shares of Common Stock issued immediately following the consummation of the Reverse Acquisition were:

Bannix Class A common stock, outstanding prior to the Reverse Acquisition	2,623,666
Less: Redemption of Bannix Class A common stock	(83,342)
2,540,324
Bannix Class B common stock, outstanding prior to the Reverse Acquisition	—
Business Combination shares	2,540,324
Bannix public Rights converted to shares at closing	690,000
Bannix private Rights converted to shares at closing	40,600
VisionWave Technologies Inc. Shares	11,000,000
Common Stock immediately after the Reverse Acquisition	14,270,924

The number of VisionWave Holdings’ shares was determined as follows:

	VisionWave Technologies Inc. Shares	VisionWave Holdings Inc. Shares after conversion ratio
Class A Common	2,722	11,000,000
Class B Common	—	—
Total	2,722	11,000,000

In exchange, each share of VisionWave Technologies was converted into 4,041 shares of companies common stock

Public and private placement warrants

The 6,900,000 public warrants issued at the time of Bannix’s initial public offering (the “Bannix IPO”), and 406,000 warrants issued in connection with private placement at the time of Bannix’s initial public offering remained outstanding and became warrants for the Company.